Business segments - Additional Information (Detail) (USD $)	12 Months Ended					3 Months Ended	12 Months Ended										3 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Loss from Discontinued Operations, Net of Tax [Member]	Dec. 31, 2010 Loss from Discontinued Operations, Net of Tax [Member]	Jun. 30, 2012 Facebook IPO [Member]	Dec. 31, 2012 Facebook IPO [Member]	Dec. 31, 2012 Market Making [Member]	Dec. 31, 2011 Market Making [Member]	Dec. 31, 2010 Market Making [Member]	Dec. 31, 2012 Global Execution Services [Member]	Dec. 31, 2011 Global Execution Services [Member]	Dec. 31, 2010 Global Execution Services [Member]	Dec. 31, 2012 Corporate and Other [Member]	Dec. 31, 2011 Corporate and Other [Member]	Dec. 31, 2010 Corporate and Other [Member]	Mar. 31, 2013 Subsequent Event [Member] Segment
Segment Reporting Information [Line Items]
Number of operating segments	4																3
Trading losses	$ 457,600,000							$ 457,600,000
Writedown of assets and lease loss accrual	28,732,000	1,645,000	707,000	1,300,000	300,000			11,900,000			16,800,000
Incremental professional fees	7,000,000													11,200,000
Restructuring Charge		24,175,000	3,812,000			35,400,000	35,400,000	26,000,000	500,000	1,600,000	9,400,000	19,800,000	1,500,000		3,800,000	700,000
Writedown of a strategic investment														11,400,000
Gain related to strategic investment that accounted for under the equity method of accounting	(1,122,000)	(363,000)	(7,720,000)											10,000,000
Fees	524,665,000	608,473,000	480,494,000		2,900,000
Assets held for sale	$ 449,507,000	$ 313,790,000	$ 409,600,000